Related party transactions and Directors' remuneration - Disclosure required by the Companies Act 2006 (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Aggregate emoluments	£ 8.2	£ 8.4
Amounts paid under LTIPs	1.2	0.0
Total directors expense in accordance with companies act 2006	9.4	8.4
Directors | Share value plan
Disclosure of transactions between related parties [line items]
Aggregate emoluments	£ 1.4	£ 0.6